Derivative financial instruments - Additional Information (Details) € in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Oct. 31, 2023 EUR (€) € / $	Aug. 31, 2023 EUR (€) € / $	Apr. 30, 2023 EUR (€) $ / oz € / $ oz t $ / t	Dec. 31, 2023 USD ($) oz $ / t $ / oz	Dec. 31, 2023 EUR (€) oz $ / t $ / oz	May 31, 2023 oz
Euro forward contracts
Disclosure of detailed information about hedges [line items]
Derivative transaction, monthly recurring notional amount	€ 2,500	€ 5,000
Derivative transaction, monthly recurring delivery rate | € / $	1.0785	1.1160
Gold collars
Disclosure of detailed information about hedges [line items]
Derivative transaction, monthly settlement quantity (in ounces) | oz						16,667
Derivative transaction, quantity expired without financial settlement (in ounces) | oz				116,669	116,669
Price per unit increase (decrease) that would impact earnings before tax | $ / oz			200
Gold commodity swaps
Disclosure of detailed information about hedges [line items]
Derivative transaction, gold quantity (in ounces) | oz			32,000
Price per unit increase (decrease) that would impact earnings before tax | $ / oz			2,160	200	200
Copper commodity swaps
Disclosure of detailed information about hedges [line items]
Derivative transaction, copper quantity (in tonnes) | t			6,160
Price per unit increase (decrease) that would impact earnings before tax | $ / t				1,000	1,000
Copper forward price (usd per tonne) | $ / t			8,525
Interest rate swaps
Disclosure of detailed information about hedges [line items]
Interest rate swap settlements in realized derivative cash gains | $				$ 423
Interest rate swaps | Floating interest rate
Disclosure of detailed information about hedges [line items]
Derivative instrument, coverage percentage			70.00%
Interest rate swaps | Commercial Loan
Disclosure of detailed information about hedges [line items]
Borrowings, interest payment frequency			6 months
Interest rate swaps | Commercial Loan | Floating interest rate
Disclosure of detailed information about hedges [line items]
Derivative instrument, coverage percentage			70.00%
Interest rate swaps | Commercial Loan | Fixed interest rate
Disclosure of detailed information about hedges [line items]
Debt interest rate (as a percent)			3.11%
Foreign currency forward contracts | Commence on June 30, 2026
Disclosure of detailed information about hedges [line items]
Derivative transaction, recurring delivery amount			€ 17,000
Derivative transaction, recurring delivery occurrence period			6 months
Average forward rate (euro per usd) | € / $			1.1473
Foreign currency forward contracts | Commence on June 28, 2030
Disclosure of detailed information about hedges [line items]
Derivative transaction, recurring delivery amount			€ 11,350
Derivative transaction, recurring delivery occurrence period			6 months
Average forward rate (euro per usd) | $ / oz			1.1704
Foreign currency collars | Canadian dollar
Disclosure of detailed information about hedges [line items]
Notional amount expired | $				$ 96,000
Foreign currency collars | Euro
Disclosure of detailed information about hedges [line items]
Notional amount expired					€ 75,400